Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of initial fixed $100 investment based on (4)
Year (1)	Summary Compensation Table Total for PEO (Charles D. Vogt) (2)	Summary Compensation Table Total for PEO (Il Yung Kim) (2)	Compensation Actually Paid to PEO (Charles D. Vogt) (3)	Compensation Actually Paid to PEO (Il Yung Kim) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income (in thousands)	Revenue (in thousands)	Adjusted EBITDA (in thousands) (6)
2022	$4,702,529	$—	$2,437,283	$—	$1,242,294	$860,265	$143.12	$95.61	$(37,431)	$375,691	$(2,822)
2021	$5,308,073	$—	$4,929,066	$—	$2,117,939	$1,223,767	$183.07	$127.87	$(34,683)	$350,206	$10,605
2020	$4,072,828	$1,631,408	$6,478,745	$980,462	$542,840	$1,415,280	$174.60	$122.04	$(23,082)	$300,640	$8,930

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote [Text Block]	The Company’s Principal Executive Officer (“PEO”) and Non-PEO NEOs for the applicable years were as follows:
2022: Charles D. Vogt served as the Company’s PEO for the entirety of 2022. Non-PEO NEOs included Misty Kawecki, Justin K. Ferguson, Miguel Alonso, and Norman L. Foust.
2021: Charles D. Vogt served as the Company’s PEO for the entirety of 2021. Non-PEO NEOs included Misty Kawecki, Thomas Cancro, and Justin K. Ferguson. Misty Kawecki served as the Company's CFO starting her appointment effective July 29, 2021. Thomas Cancro served as the Company's CFO until then.
2020: Charles D. Vogt served as the Company’s PEO starting his appointment effective August 1, 2020. Il Yung Kim served as the Company’s PEO until his resignation effective July 31, 2020. Non-PEO NEOs included Thomas Cancro and Justin K. Ferguson.

Peer Group Issuers, Footnote [Text Block]			The Total Shareholder Return (“TSR”) Peer Group consists of the Nasdaq Telecommunications (IXTC), an independently prepared index that includes companies in the telecommunication industry.
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments is set forth following the footnotes to this table.
The following table summarizes adjustments used to calculate compensation actually paid to PEOs.

	2022	2021	2020
	Charles D. Vogt	Charles D. Vogt	Charles D. Vogt	Il Yung Kim
Total Compensation as reported in Summary Compensation Table (a)	$4,702,529	$5,308,073	$4,072,828	$1,631,408
- Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year (b)	(3,520,008)	(4,180,000)	(3,414,080)	(751,927)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year (c)	2,773,966	3,244,000	5,819,997	—
± Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years (d)	(1,479,931)	347,470	—	—
+ Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year that Vested During Fiscal Year (e)	—	—	—	88,600
± Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior years that Vested During Fiscal Year (f)	(39,273)	209,523	—	12,381
- Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	—	—	—
Compensation Actually Paid	$2,437,283	$4,929,066	$6,478,745	$980,462

Non-PEO NEO Average Total Compensation Amount			$ 1,242,294	$ 2,117,939	$ 542,840
Non-PEO NEO Average Compensation Actually Paid Amount			$ 860,265	1,223,767	1,415,280
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the PEOs, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Non-PEO NEOs. Since Mr. Cancro did not receive any equity-based awards in 2020, the stock awards compensation included into 2020 average compensation represented half of the equity grants received by Mr. Ferguson, who was the only other Non-PEO NEO in 2020. Since Mr. Cancro and Ms. Kawecki both served as the Company's CFO at certain period of time in 2021, we considered their compensation as one for the purposes of average compensation calculation
The following table summarizes adjustments used to calculate compensation actually paid to Non-PEO NEOs. See footnote 1 above for the Non-PEO NEOs included in the average for each year.

	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (a)	$1,242,294	$2,117,939	$542,840
- Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year (b)	(826,850)	(1,526,579)	(273,828)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year (c)	662,470	1,104,827	438,798
± Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years (d)	(194,413)	30,902	634,110
+ Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year that Vested During Fiscal Year (e)	—	—	—
± Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior years that Vested During Fiscal Year (f)	(23,236)	1,369	73,360
- Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	(504,691)	—
Compensation Actually Paid	$860,265	$1,223,767	$1,415,280

(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Non-PEO NEOs, amounts shown represent averages.
(b) Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c) Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d) Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e) Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f) Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g) Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years, and the peer group TSR for the same period.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and Revenue during the three most recently completed fiscal years.
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years, and the peer group TSR for the same period.

Tabular List [Table Text Block]

Revenue
Adjusted EBITDA

Total Shareholder Return Amount			$ 143.12	183.07	174.60
Peer Group Total Shareholder Return Amount			95.61	127.87	122.04
Net Income (Loss)			$ (37,431,000)	$ (34,683,000)	$ (23,082,000)
Company Selected Measure Amount			375,691,000	350,206,000	300,640,000
Additional 402(v) Disclosure [Text Block]			Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount			(2,822,000)	10,605,000	8,930,000
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			We define Adjusted EBITDA as net income (loss) plus (i) interest expense, net, (ii) other income and expense, (iii) provision (benefit) for taxes, (iv) depreciation and amortization, (v) stock-based compensation, and (vi) the impact of material transactions or events that we believe are not indicative of our core operating performance, such as acquisition costs, impairment of goodwill, intangibles or long-lived assets, loss on debt extinguishment, legal costs related to certain litigation, restructuring and other charges, including termination related benefits, headquarters and facilities relocation, executive transition, and bad debt expense primarily related to a large customer in India, any of which may or may not be recurring in nature.
Charles D. Vogt [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 4,702,529	$ 5,308,073	$ 4,072,828
PEO Actually Paid Compensation Amount			$ 2,437,283	$ 4,929,066	6,478,745
PEO Name	Charles D. Vogt		Charles D. Vogt	Charles D. Vogt
Il Yung Kim [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 0	$ 0	1,631,408
PEO Actually Paid Compensation Amount			0	0	980,462
PEO Name		Il Yung Kim
PEO [Member] | Charles D. Vogt [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,520,008)	(4,180,000)	(3,414,080)
PEO [Member] | Charles D. Vogt [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,773,966	3,244,000	5,819,997
PEO [Member] | Charles D. Vogt [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,479,931)	347,470	0
PEO [Member] | Charles D. Vogt [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Charles D. Vogt [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(39,273)	209,523	0
PEO [Member] | Charles D. Vogt [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Il Yung Kim [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(751,927)
PEO [Member] | Il Yung Kim [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Il Yung Kim [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Il Yung Kim [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					88,600
PEO [Member] | Il Yung Kim [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					12,381
PEO [Member] | Il Yung Kim [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Non-PEO NEO [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(826,850)	(1,526,579)	(273,828)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			662,470	1,104,827	438,798
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(194,413)	30,902	634,110
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(23,236)	1,369	73,360
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ (504,691)	$ 0